                            OPPENHEIMER GROWTH FUND
                     Supplement dated June 1, 2004 to the
                    Prospectus dated October 23, 2003 and
              Superceding the Supplement dated October 28, 2003

The Prospectus is changed as follows:

1. The  section  titled  Portfolio  Manager  on page 11 of the  Prospectus  is deleted in its entirety and replaced with the following:

Portfolio Manager. Effective June 1, 2004, the portfolio manager of the Fund is David Poiesz, who is the person primarily responsible for the day-to-day management of the Fund's portfolio.  Mr. Poiesz is a Vice
      President of the Fund and a Senior Vice President of the Manager.
      Prior to joining the Manager, Mr. Poiesz was a senior portfolio manager at Merrill Lynch from 2002 to 2004.  In addition, Mr. Poiesz was a founding partner of River Rock, a tech-oriented hedge fund, from 1999 to 2001 and a portfolio manager at Jennison Associates from 1992-1999.

June 1, 2004                                                    PS0270.025

                        OPPENHEIMER GROWTH FUND
                  Supplement dated June 1, 2004 to the
     Statement of Additional Information dated October 23, 2003 and
           Superceding the Supplement dated October 28, 2003

The Statement of Additional Information is changed as follows:

1.    The first sentence in the fourth paragraph in the section titled
      "Trustees and Officers of the Fund." on page 24 is deleted and replaced as follows:

      Messrs. Poiesz, Murphy, Petersen, Vottiero, Wixted and Zack, and
      Ms. Ives respectively hold the same offices with one or more of the other Board I Funds as with the Fund.

2.    The last paragraph on page 27 is deleted and replaced as
      follows:

      The address of the Officers in the chart below is as follows: for
      Messrs. Poiesz and Zack, Two World Financial Center, 225 Liberty
      Street - 11th Floor, New York, NY 10281-1008, for Messrs.
      Petersen, Vottiero and Wixted and Ms. Ives, 6803 S. Tucson Way,
      Centennial, CO 80112-3924.

3.    The biography of David Poiesz is added on page 28:

       ----------------------------------------------------------------------------
       David Poiesz,         Senior Vice President (since May 2004) of
       Vice President and    OppenheimerFunds, Inc.; an officer of 1 portfolio in
       Portfolio Manager     the OppenheimerFunds complex; formerly a senior
       since 2004            portfolio manager at Merrill Lynch. (October
       Age: 46               2002-May 2004); founding partner of RiverRock, a
                             tech-oriented hedge fund product; (April 1999-July
                             2001); portfolio manager at Jennison Associates
                             (November 1992-March 1999).
       ----------------------------------------------------------------------------

4.    The biography of Brian Petersen is added on page 29:

       ----------------------------------------------------------------------------
       Brian Petersen,   Assistant Vice President of the Manager since August
       Assistant         2002; formerly Manager/Financial Product Accounting
       Treasurer since   (November 1998-July 2002) of the Manager. An officer of
       2004              83 portfolios in the OppenheimerFunds complex.
       Age: 33
       ----------------------------------------------------------------------------

5.    The biographies of Alan Gilston, Kathy Feld and Denis Molleur are
      deleted.

June 1, 2004                                                    PX0270.013